Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2024	2023	2022
Numerator:
Net income attributable to Amdocs Limited	$493,197	$540,709	$549,501
Net income and dividends attributable to participating restricted stock	(9,338)	(9,169)	(7,880)
Numerator for basic earnings per common share	$483,859	$531,540	$541,621
Undistributed income allocated to participating restricted stock	5,245	5,719	5,159
Undistributed income reallocated to participating restricted stock	(5,215)	(5,679)	(5,124)
Numerator for diluted earnings per common share	$483,889	$531,580	$541,656
Denominator:
Weighted average number of shares outstanding - basic	115,489	119,687	122,812
Weighted average number of participating restricted stock	(2,187)	(2,030)	(1,761)
Weighted average number of common shares - basic	113,302	117,657	121,051
Effect of dilutive equity-based compensation awards	656	832	838
Weighted average number of common shares - diluted	113,958	118,489	121,889
Basic earnings per common share attributable to Amdocs Limited	$4.27	$4.52	$4.47
Diluted earnings per common share attributable to Amdocs Limited	$4.25	$4.49	$4.44